MAJOR CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2021
Risks and Uncertainties [Abstract]
Schedule of Revenues and Receivables by Major Customer
	Year ended December 31,
	2021	2020	2019

Customer A	37%	51%	63%